Sales (Schedule of Sales by Major Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Revenue	$ 257,187	$ 263,296
Customer One [member]
Disclosure of major customers [line items]
Revenue	184,304	163,425
Customer Two [member]
Disclosure of major customers [line items]
Revenue	72,938	66,429
Customer Three [member]
Disclosure of major customers [line items]
Revenue	$ (55)	$ 33,442